Subsequent Event - Additional Information (Details) - shares	Jul. 21, 2020	Jun. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Number of shares of common stock reserved for future issuance		5,982,476	4,162,361
Subsequent Event
Subsequent Event [Line Items]
Number of shares of common stock reserved for future issuance	14,855,157